Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-11-16
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	Awards granted under the Amended and Restated 2020 Plan are subject to the requirement that the awards be forfeited or amounts repaid to the Company after they have been distributed to the participant (i) to the extent set forth in an award agreement or (ii) to the extent covered by any clawback or recapture policy adopted by the Company from time to time (including the Clawback Policy adopted by the Board on November 16, 2023), or any applicable laws that impose mandatory forfeiture or recoupment, under circumstances set forth in such applicable laws.